Business Combinations - Summary of fair value of Identifiable assets acquired and liabilities assumed (Detail) $ in Thousands	Dec. 31, 2021 ARS ($)
Fintech SGR [Member]
Disclosure of detailed information about business combination [line items]
Assets	$ 59,361
Cash and deposits in Banks	250
Other financial assets	39,571
Property, plant and equipment	569
Deferred tax assets	3,965
Other non-financial assets	15,006
Liabilities	50,195
Other non-financial liabilities	50,195
Net assets acquired at fair value	9,166
Risk Fund [Member]
Disclosure of detailed information about business combination [line items]
Assets	859,015
Cash and deposits in Banks	92,780
Debt Securities at fair value through profit or loss	622,174
Other financial assets	143,660
Other non-financial assets	401
Liabilities	859,015
Other financial liabilities	851,420
Other non-financial liabilities	$ 7,595